Equity and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity and Warrants
Equity and Warrants

7. Equity and Warrants

Shares Authorized

As of March 31, 2021, the Company had authorized a total of 410,000,000 shares of stock for issuance, with 400,000,000 shares designated as common stock, and 10,000,000 shares designated as preferred stock.

Common Shares Outstanding and Common Stock Equivalents

The following table summarizes our fully diluted capital structure at March 31, 2021:

Issued and outstanding common shares	87,355,733
Earnout common shares (Note 1 and Note 8)	4,099,999
Total common shares issued and outstanding	91,455,732
Common shares reserved for future issuance:
Public warrants	537,377
Private warrants	5,700,000
Common stock options outstanding - 2012 Equity Plan	6,199,325
Restricted stock units (Note 8)	1,282,327
2020 Equity Plan pool reserved for future issuance (Note 8)	11,005,115
Total shares of common stock outstanding and reserved for future issuance	116,179,876

Warrants

Upon completion of the Merger with PTAC on December 23, 2020, the Company assumed 8,625,000 public warrants and 5,700,000 private warrants to purchase an aggregate 14,325,000 shares of common stock, which were outstanding as of December 31, 2020. Each warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, commencing 30 days after the completion of the Merger, and expiring on December 23, 2025 which is five-years after the Merger.

The Company may call the public warrants for redemption (excluding the private warrants), in whole, at a price of $0.01 per warrant:

●at any time while the public warrants are exercisable,

●upon not less than 30 days’ prior written notice of redemption to each public warrant holder,

●if, and only if, the last sale price common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders and,

●if and only if, there is a current registration statement in effect with respect to the issuance of the common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The private warrants are identical to the public warrants, except that the private warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees, as defined in the warrant agreements. If the placement warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants. As of December 31, 2020, 5,700,000 private warrants were held by the initial purchases or their permitted transferees.

The public and private warrants are classified separately on our unaudited condensed consolidated balance sheets due to differences in each instrument’s contractual terms. The public warrants are classified in equity classified financial instruments and are not remeasured periodically. The private warrants are liability classified financial instruments measured at fair value, with periodic changes in fair value recognized through earnings. See Note 3.

On March 23, 2021, the Company announced that it would redeem all outstanding public warrants on April 16, 2021 pursuant to a provision of the warrant agreement under which the public warrants were issued. During March 2021, certain holders of public warrants exercised their warrants to acquire 8,087,623 shares of common stock at a price of $11.50 per share, resulting in cash proceeds of $89.8 million and a receivable balance of $3.2 million.

Note 7.   Equity and Warrants

Shares Authorized

As of December 31, 2020, the Company had authorized a total of 410,000,000 shares for issuance with 400,000,000 shares designated as common stock, and 10,000,000 shares designated as preferred stock.

Common Shares Outstanding and Common Stock Equivalents

The following table summarizes our fully diluted capital structure at December 31, 2020:

Issued and outstanding common shares	75,519,151
Earnout common shares (Note 1A and Note 8)	6,150,000
Total common shares issued and outstanding	81,669,151
Common shares reserved for future issuance:
Public warrants	8,625,000
Private warrants	5,700,000
Common stock options outstanding - 2012 Equity Plan (Note 8)	6,414,611
Restricted stock units (Note 8)	2,415,140
Restricted stock awards (Note 8)	166,762
2020 Equity Plan pool reserved for future issuance (Note 8)	11,137,824
Total shares of common stock outstanding and reserved for future issuance	116,128,488

Total shares of common stock  outstanding and reserved for future issuance does not include shares that may be issued in connection with the December 31, 2020 acquisition as discussed on Note 11.

Warrants

PTAC Warrants

Upon completion of the Merger with PTAC on December 23, 2020, the Company assumed 8,625,000 public warrants and 5,700,000 private warrants to purchase an aggregate 14,325,000 shares of common stock, which were outstanding as of December 31, 2020. Each warrant entitles the registered holder to purchase one share of common stock at a price of $11.50 per share, subject to adjustment, commencing 30 days after the completion of the Merger, and expiring on December 23, 2025 which is five-years after the Merger.

The Company may call the public warrants for redemption (excluding the private warrants), in whole, at a price of $0.01 per warrant:

●at any time while the public warrants are exercisable,

●upon not less than 30 days’ prior written notice of redemption to each public warrant holder,

●if, and only if, the last sale price common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders and,

●if and only if, there is a current registration statement in effect with respect to the issuance of the common stock underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

The private warrants are identical to the public warrants, except that the private warrants are exercisable on a cashless basis and are non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants. As of December 31, 2020, 5,700,000 private warrants were held by the initial purchases or their permitted transferees and are recorded as a liability on the Consolidated Balance Sheets.

See Note 15 for exercises of a portion of PTAC warrants subsequent to December 31, 2020.

Legacy Porch Warrants

Redeemable convertible preferred stock warrants and common stock warrants that were issued prior to the Merger (“Legacy Porch Warrants”) were cancelled in exchange for 702,791 and 1,705,266 shares of common stock through net share settlement, respectively.

Detail related to Legacy Porch Warrant activity for the year ended December 31, 2020, is as follows:

Redeemable Convertible
	Preferred Stock		Common Stock
		Weighted-		Weighted-
		Average		Average
	Number of	Exercise	Number of	Exercise
	Warrants	Price	Warrants	Price
Balances as of January 1, 2020	965,157	$4.39	2,095,074	$2.02
Warrants granted	209,384	5.62	73,538	1.77
Warrants exercised	—	—	—	—
Warrants cancelled	(1,174,541)	4.60	(2,168,612)	2.02
Balances as of December 31, 2020	—	$—	$—	$—